Income Tax Provision (Tables)	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Deferred tax assets
March 31, 2012
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	$4,432

Less valuation allowance	(4,432)

Deferred tax assets, net of valuation allowance	$-

Income tax provision
For the Period from January 30, 2012 (Re-capitalization) through March 31, 2012
Federal statutory income tax rate	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)%

Effective income tax rate	0.0%

Pro forma deferred tax assets
	March 31, 2012	March 31, 2011
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	$3,310	$-
Less valuation allowance	(3,310)	(-)
Deferred tax assets, net of valuation allowance	$-	$-

Pro forma income tax provision
	For the Fiscal Year Ended March 31, 2012	For the Fiscal Year Ended March 31, 2011
Federal statutory income tax rate	34.0%	34.0%

Increase (reduction) in income taxes resulting from:

Net operating loss (“NOL”) carry-forwards	(34.0)	(-)

Effective income tax rate	0.0%	34.0%